Contingencies and Commitments (Details) - Schedule of contractual obligations - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of contractual obligations [Abstract]
Letters of credit issued	$ 323,531	$ 165,119
Foreign letters of credit confirmed	53,777	82,779
Performance guarantee	1,390,410	1,090,643
Personal guarantees	579,051	441,508
Total contingent liabilities	2,346,769	1,780,049
Available on demand credit lines	8,986,535	8,391,414
Other irrevocable credit commitments	265,517	406,234
Total loan commitment	9,252,052	8,797,648
Total	$ 11,598,821	$ 10,577,697